Financial Risk Management - Summary of Movement of Interest Bearing Liabilities and Related Derivatives (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Proceeds from interest bearing liabilities	$ 1,164	$ 568	$ 514
Settlements of debt related instruments		167	(157)
Repayment of interest bearing liabilities	(3,391)	(8,395)
Change from Net financing cash flows	(2,227)	(7,660)
Other movements:
Loss on bond repurchase		395
Bank loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning of the financial year	2,260	2,492
Proceeds from interest bearing liabilities	1,150	504
Repayment of interest bearing liabilities	(941)	(737)
Change from Net financing cash flows	209	(233)
Other movements:
Foreign exchange impacts	3	(1)
Other interest bearing liabilities/derivative related changes		2
At the end of the financial year	2,472	2,260	2,492
Notes and debentures [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning of the financial year	14,769	21,045
Repayment of interest bearing liabilities	(1,232)	(6,888)
Change from Net financing cash flows	(1,232)	(6,888)
Other movements:
Loss on bond repurchase		579
Interest rate impacts	(1,286)	(764)
Foreign exchange impacts	(894)	798
Other interest bearing liabilities/derivative related changes	6	(1)
At the end of the financial year	11,363	14,769	21,045
Lease Liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning of the financial year	3,896	3,443
Repayment of interest bearing liabilities	(1,163)	(770)
Change from Net financing cash flows	(1,163)	(770)
Other movements:
Divestment And Demerger Of Subsidiaries And Operations	(492)
Foreign exchange impacts	(126)	115
Lease additions	866	1,223
Re-measurements of index-linked freight contracts	(369)	(59)
Other interest bearing liabilities/derivative related changes	(36)	(56)
At the end of the financial year	2,576	3,896	3,443
Other interest bearing liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning of the financial year	58	68
Proceeds from interest bearing liabilities	14	64
Repayment of interest bearing liabilities	(55)
Change from Net financing cash flows	(41)	64
Other movements:
Foreign exchange impacts	(2)	(14)
Other interest bearing liabilities/derivative related changes	2	(60)
At the end of the financial year	17	58	68
Cross currency and interest rate swaps [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning of the financial year	(557)	(433)
Settlements of debt related instruments		167
Change from Net financing cash flows		167
Other movements:
Loss on bond repurchase		(184)
Interest rate impacts	1,277	704
Foreign exchange impacts	898	(796)
Other interest bearing liabilities/derivative related changes	70	(15)
At the end of the financial year	$ 1,688	$ (557)	$ (433)